Investment Strategy	Oct. 19, 2026
Sterling Capital Large Cap Value Focused Factor ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large capitalization companies identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, equity securities of large capitalization companies identified by Sterling Capital are equity securities that at the time of purchase have market capitalizations within the range of those companies in the Bloomberg 500® Index. As of December 31, 2025, the smallest company in the Bloomberg 500® Index had a market capitalization of $7.7 billion and the largest company had a market capitalization of $4.5 trillion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow per share over the trailing twelve months; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index.

Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital “Focused Factor” strategies apply a disciplined, systematic factor-driven approach to portfolio construction that seeks to capitalize upon value and momentum factors Sterling Capital believes are durable and long lasting due to investor behavioral biases (e.g., experienced-based techniques or emotion for investment decision making) rather than through fundamental research or company visits. This approach is centered on the belief that humans can be prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process's key is a framework that identifies stocks that have been mispriced by irrational investor behavior. Stock selection ranks the largest 1,000 U.S. stocks on a composite rank equally-weighted towards value and momentum factor exposures. Examples of value proxies employed are free cash flow, forward earnings yield, and dividend yield. Examples of momentum proxies utilized are nine-month trailing price momentum and three-month earnings revision. The firm conducts a qualitative review of the output to eliminate insufficiency or incorrect data. Stocks ranking favorable in our framework are purchased, subject to market cap, position size constraints, and GICS industry group constraints.

Sterling’s Focused Factor Equity Team employs a disciplined factor-driven approach that capitalizes on valuation and momentum anomalies with demonstrated long-term efficacy. These strategies are complementary to those offered through fundamental research-driven teams, with a research and investment process grounded in the principles of behavioral finance — the belief that successful active management is possible by understanding and capitalizing on the psychology that drives many investment decisions. Humans are prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process’s key is a framework that identifies stocks that have been mispriced by irrational investor behavior. These biases manifest themselves in observable and measurable ways in the market. The key to the process is a framework that identifies and captures valuation and momentum anomalies that are squarely based on behavioral finance concepts, where anomalies present forward return opportunities that vary from what might be commonly expected.

Sterling's Focused Factor Equity Team believes it is possible to create an investment process that can identify opportunities created in the wake of investor behavior.

The Fund may trade its securities actively.

Sterling Capital Small Cap Value Focused Factor ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, equity securities of small capitalization companies identified by Sterling Capital are equity securities that at the time of purchase have market capitalizations within the range of those companies in the Bloomberg U.S. 2000® Index. As of December 31, 2025, the smallest company in the Bloomberg U.S. 2000® Index had a market capitalization of $1.2 million and the largest company had a market capitalization of $15.1 billion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index.

The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

"Sterling Capital “Focused Factor” strategies apply a disciplined, systematic factor-driven approach to portfolio construction that seeks to capitalize upon value and momentum factors Sterling Capital believes are durable and long lasting due to investor behavioral biases (e.g., experienced-based techniques or emotion for investment decision making) rather than through fundamental research or company visits. This approach is centered on the belief that humans can be prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process's key is a framework that identifies stocks that have been mispriced by irrational investor behavior. Stock selection ranks the smallest 15% of U.S. stocks on a composite rank of 2/3 value and 1/3 momentum factor exposures. Examples of value proxies employed are free cash flow, cash flow from operations yield, tangible book value and trailing price earnings. Examples of momentum proxies utilized are nine-month trailing price momentum and three-month earnings revision. The firm conducts a qualitative review of the output to eliminate insufficiency or incorrect data. Stocks ranking favorable in our framework are purchased, subject to market cap, position size constraints, and GICS industry group constraints.

Sterling’s Focused Factor Equity Team employs a disciplined factor-driven approach that capitalizes on valuation and momentum anomalies with demonstrated long-term efficacy. These strategies are complementary to those offered through fundamental research-driven teams, with a research and investment process grounded in the principles of behavioral finance — the belief that successful active management is possible by understanding and capitalizing on the psychology that drives many investment decisions. Humans are prone to cognitive biases and errors that manifest in observable, measurable ways in the market; the process’s key is a framework that identifies stocks that have been mispriced by irrational investor behavior. These biases manifest themselves in observable and measurable ways in the market. The key to the process is a framework that identifies and captures valuation and momentum anomalies that are squarely based on behavioral finance concepts, where anomalies present forward return opportunities that vary from what might be commonly expected. Sterling's Focused Factor Equity Team believes it is possible to create an investment process that can identify opportunities created in the wake of investor behavior.

The Fund may trade its securities actively.

Sterling Capital Small Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies identified by Sterling Capital Management LLC (“Sterling Capital”) as having value characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

For purposes of the Fund’s 80% policy, common stock and securities convertible into common stock of small capitalization companies identified by Sterling Capital are equity and equity-related securities that at the time of purchase have market capitalizations that are below the market capitalization of the largest company in the Bloomberg U.S. 2500® Index. As of December 31, 2025, the market capitalization of the largest company in the Bloomberg U.S. 2500® Index was $34.8 billion.

For purposes of the Fund’s 80% policy, equity securities of value companies identified by Sterling Capital are equity securities that at the time of purchase clear any one of several screens: (i) inclusion in the Bloomberg US 3000® Value Index; (ii) have a free cash flow yield above the weighted average of the Bloomberg US 3000® Value Index, where “free cash flow yield” is defined as reported free cash flow (operating cash flow less capital expenditures) per share over the trailing twelve months divided by the current share price; (iii) have an operating cash flow multiple below the weighted average of the Bloomberg US 3000® Value Index, where “operating cash flow multiple” is defined as the current share price divided by reported operating cash flow per share over the trailing twelve months; (iv) have a trailing twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index; or (v) have an estimated forward twelve month price/earnings ratio below the weighted average of the Bloomberg US 3000® Value Index.

Sterling Capital believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock's fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital utilizes internal and third-party research and analysis to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Sterling Capital North Carolina Intermediate Tax-Free ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Sterling Capital Virginia Intermediate Tax-Free ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.